Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	As of December 31, 2023 and 2022, prepaid expenses and other current assets consisted of the following:
	December 31,	December 31,
	2023	2022
Prepaid professional service fees	$14,955	$8,927
Other receivables(1)	297,349	103,204
Others(2)	103,421	60,074
	$415,725	$172,205

(1)	Other receivables mainly consist of other receivables from third parties, advances to employees and other deposits.
(2)	Others mainly consists of deductible value-added tax.